Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Total			¥ 939,182	¥ 414,369
Less: Accumulated depreciation and amortization	[1]		(315,390)	(273,436)
Property, equipment and software, net		$ 85,459	623,792	140,933
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			314,619	293,824
Building [Member]
Property, Plant and Equipment [Line Items]
Total	[2]		483,817
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			29,027	23,191
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total			33,708	33,890
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total			¥ 78,011	¥ 63,464

[1]	Depreciation and amortization expenses for the years ended December 31, 2022, 2023 and 2024 was RMB23,825, RMB22,515 and RMB69,491 respectively.
[2]	The Company purchased the building of the Group’s principle executive offices at Building G1, No. 999 Dangui Road, Pudong New District, Shanghai 201203, the People’s Republic of China in 2024.